PROFIT (LOSS) PER SHARE (Tables)	12 Months Ended
Mar. 31, 2021
PROFIT (LOSS) PER SHARE
Schedule of profit (loss) per share

	Year ended		Year ended		Year ended
	March 31, 2021		March 31, 2020		March 31, 2019
BASIC EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$(392,897)		$(298,233)		$(138,272)
Earnings (loss) from continuing operations available to shareholders, net of tax	(392,429)		(309,659)		(138,272)
Basic weighted average shares outstanding	34,125,199		9,856,639		9,732,966
Basic earnings (loss) per share from continuing operations available to shareholders	$(11.51)		$(30.26)		$(14.21)
Basic earnings (loss) per share available to shareholders	$(11.50)		$(31.42)		$(27.39)

DILUTED EARNINGS (LOSS) PER SHARE
Profit (loss) from continuing operations available to shareholders	$(392,897)		$(298,233)		$(138,272)
Adjusted earnings (loss) from continuing operations available to shareholders	$(392,429)		$(298,233)		$(138,272)
Basic weighted average shares outstanding	34,125,199		9,856,639		9,732,966
Dilutive effect of:
Restricted share and performance bonus grants	33,430		80,761		73,030
Deferred share grants	6,437		8,841		4,331
Restricted share units	4,252		—		—
Deferred share units	87,926		—		—
Options	305,357		—		—
Shares outstanding on a diluted basis	34,562,601	[1]	9,946,241	[1]	9,810,327	[1]
Diluted earnings (loss) from continuing operations per share available to shareholders	$(11.51)		$(30.26)		$(14.21)
Diluted earnings (loss) per share available to shareholders	$(11.50)		$(31.42)		$(27.39)

[1] The assumed settlement of shares results in an anti-dilutive position; therefore, these items have not been included in the computation of dilutes earnings (loss) per share.